Material accounting policies (Policies)	3 Months Ended
Mar. 31, 2026
Material Accounting Policies
Basis of presentation

Basis of presentation

These financial statements have been prepared in conformity with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, using the same accounting policy information as detailed in the Company’s audited annual consolidated financial statements for the year ended December 31, 2025, and do not include all the information required for full annual financial statements in accordance with IFRS Accounting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). It is suggested that these financial statements be read in conjunction with the audited annual consolidated financial statements

These financial statements have been prepared on a historical cost basis, except for financial instruments measured at fair value. In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

Change in Presentation Currency

Prior to January 1, 2026, the Company presented its financial statements in United States dollars (USD). Effective January 1, 2026, the Company changed its presentation currency to the Canadian dollar (CAD) to better reflect the Company’s business activities.

In accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates, all periods presented in these financial statements have been translated into CAD. The consolidated statements of income (loss) and comprehensive income (loss) and the consolidated statements of cash flows for each period have been translated into the presentation currency using the average exchange rate prevailing during each period. All monetary assets and liabilities have been translated using the exchange rate prevailing at the statement of financial position dates, and all transactions within non-monetary assets and liabilities and equity have been translated using average exchange rates in effect for the periods covering their underlying transactions.

A cumulative translation adjustment is recognized in the financial statements when an entity’s presentation currency differs from its functional currency. As a result of the Company presenting its financial statements in CAD for all periods herein, which differs from the Company’s functional currency being USD as at and for the year ended December 31, 2025 and as at January 1, 2025 (and all prior periods), a cumulative translation adjustment is recognized in the statements of financial position as at December 31, 2025 and January 1, 2025. As at January 1, 2026, the Company eliminated its cumulative translation adjustment upon aligning its presentation and functional currency effective January 1, 2026.

Change in Functional Currency

In light of the Company’s recent acquisitions of mineral properties located in Canada coupled with its re-domestication into Canada, the Company reassessed its functional currency and concluded it to be CAD. The change in functional currency was effective as of January 1, 2026. Prior to January 1, 2026, the functional currency of the Company was the USD.

The change in functional currency is due to the increased exposure to CAD as a result of its redirected strategic focus in the acquisition and exploration of Canadian mineral property interests. The Company’s operating activities are also predominantly in Canada with exposure to CAD.

Principles of consolidation

Principles of consolidation

These financial statements include the accounts of the Company and its wholly owned subsidiaries, Nubian Resources USA (“Nubian USA”), and Last Bounty Gold Corp. (acquired on March 12, 2026) (Note 3). Both subsidiaries are inactive holding companies with no material assets, liabilities or expenses.

Subsidiaries are entities controlled by the Company and are included in the financial statements from the date that control commences until the date that control ceases. The Company controls an investee when it is exposed, or has the rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The accounting policies of investees are changed where necessary to align them with the policies adopted by the Company.

Inter-company balances and transactions, and any unrealized income and expenses arising from inter-company transactions, are eliminated in preparing the financial statements.

Material accounting policies

Material accounting policies

The accounting policies, estimates and critical judgments, methods of computation and presentation applied in these financial statements are consistent with those of the most recent audited annual consolidated financial statements and are those the Company expects to adopt in its consolidated financial statements for the year ended December 31, 2026. Accordingly, these financial statements should be read in conjunction with the Company’s most recent audited annual consolidated financial statements.

Initial adoption of IFRS Accounting Standards

Initial adoption of IFRS Accounting Standards

The Company’s financial statements for the year ended December 31, 2025, were the first annual consolidated financial statements that it prepared in compliance with IFRS. The financial statements for the three and six months ended June 30, 2025, were the first condensed interim consolidated financial statements prepared by the Company in accordance with IFRS. For periods up to and including the three months ended March 31, 2025, the Company prepared its financial statements in accordance with United States Generally Accepted Accounting Principles (“US GAAP”).

Additionally, the Company’s financial statements have been retroactively prepared in accordance with IFRS Accounting Standards effective January 1, 2023.

This note explains the adjustments made by the Company in restating its US GAAP financial statements, from the transition date of January 1, 2023, and the effects on its statement of financial position as at January 1, 2025, the earliest comparative date presented on the statements of financial position.

In prior periods, a portion of the warrant liability had been presented as non-current based on guidance consistent with US GAAP, under which liabilities may be classified as non-current when settlement is not expected within one year. The Company determined that this presentation was not consistent with IFRS requirements and has restated the comparative statements of financial position through to January 1, 2025, to reclassify the warrant liability from non-current to current.

This reclassification affected presentation only and had no impact on total liabilities, shareholders’ equity, profit or loss, or cash flows. The restatement relates solely to the reclassification of the warrant liability between current and non-current liabilities.

	As previously
	reported	Adjustment	Restated
	$	$	$
January 1, 2025 - Current warrant liability	361,501	495,749	857,250
January 1, 2025 - Non-current warrant liability	495,749	(495,749)	–

Financial Instruments – Investment in securities

The Company has the following common share investments in publicly traded companies:

	March 31, 2026			December 31, 2025
	Number of		Fair	Number of		Fair
	Shares	Cost	Value	Shares	Cost	Value
	#	$	$	#	$	$
Carlton Precious Inc.	6,595,334	428,697	791,440	6,755,334	439,097	945,747
Mammoth Minerals Limited	28,525,000	2,856,640	1,285,707	28,525,000	2,856,640	3,015,747
Bravada Gold Corporation	154,375	49,400	88,090	154,375	49,400	69,065
	35,274,709	3,334,737	2,165,237	35,434,709	3,345,137	4,030,559

On February 26, 2026, Bravada announced a consolidation of its outstanding common shares on the basis of one (1) new common share issued for eight (8) common shares previously held.

New accounting policies

New accounting policies

Certain pronouncements have been issued by the IASB that were effective for the Company’s accounting period beginning on January 1, 2026. The adoption of these standards has not had a material impact on disclosures or amounts reported in these financial statements.

Amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures

In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments. The amendments clarify that a financial liability is derecognized on the settlement date and introduce an accounting policy choice to derecognize a financial liability settled using an electronic payment system before the settlement date. Other clarifications include guidance on the classification of financial assets with ESG-linked features, non-recourse loans and contractually linked instruments.

Recently issued but not yet effective accounting standards

Recently issued but not yet effective accounting standards

The Company has not yet adopted certain new standards, amendments and interpretations to existing standards as outlined below, which have been published but are only effective for the Company’s accounting period beginning on January 1, 2027, or later periods.

IFRS 18, Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (“IFRS 18”). This standard aims to improve the consistency and clarity of financial statement presentation and disclosures by providing updated guidance on the structure and content of financial statements. Key changes include enhanced requirements for the presentation of financial performance, financial position, and cash flows, as well as additional disclosures to improve transparency and comparability. In addition, IFRS 18 requires entities to classify income and expenses into five categories, three of which are new – i.e. operating, investing, and financing – and the income tax and discontinued operation categories. The new standard sets out detailed requirements for classifying income and expenses into each category.

The Company is currently assessing the impact that the adoption of IFRS 18 will have on its financial statements.